Provision for Employee Severance Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Severance And Other Charges [Line Items]
Provision for employee severance benefits beginning balance		$ 75
Provision for the year	3,504	187
Payments during the year	(1,716)	(262)
Provision for employee severance benefits ending balance	$ 1,788